United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 30, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
WAS DENIED On July 28,1999



FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended:   6/98
Check here if Amendment [  X   ]; Amendment Number: [   1  ]
This Amendment (Check only one.):  [     ] is a restatement
                              [  X   ] Adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[  X   ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [   8  ]

Form 13F Information Table Value Total: $_ 78,840     thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE



                                                 TOTAL
                                                MARKET
      DESCRIPTION SECTYPE   CUSIP               VALUE
                                                     POSITIO
                                                           N
 BAY NETWORKS INC    COMM 7251010  32.25                     SOLE SOLE SOLE
                                0         $9,213,825 285,700
                                                 .00
  BENEFICIAL CORP    COMM 8172110 153.18              33,300 SOLE SOLE SOLE
                                2     75  $5,101,143
                                                 .75
         CITICORP    COMM 1730341 149.25                     SOLE SOLE SOLE
                               09         $15,447,37 103,500
                                                5.00
    CHRYSLER COPY    COMM 1711961                             SOLE SOLE SOLE
                               08         $29,495,50 523,200
                                                0.00
           ECHLIN    COMM 2787491 49.062                     SOLE SOLE SOLE
                               06      5  $8,595,750 175,200
                                                 .00
              MCI    COMM 5526731 58.062              97,072 SOLE SOLE SOLE
   COMMUNICATIONS              05      5  $5,636,243
                                                 .00
              MCI    CALL 5526739 58.062              75,000 SOLE SOLE SOLE
   COMMUNICATIONS              05      5  $4,354,687
                                                 .50
      SOUTHERN NE    COMM 8434851   65.5              15,200 SOLE SOLE SOLE
          TELECOM              03         $995,600.0
                                                   0

                                          $78,840,12
                                                4.25